Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2023
1
Shares Security Description Value
Common Stock - 98.4%
Canada - 7.4%
39,225 Canadian Tire Corp., Ltd., Class A $ 4,217,789
436,400 Lundin Mining Corp. 3,254,726
89,787 Magna International, Inc. 4,811,777
125,937 Methanex Corp. 5,675,394
141,600 Open Text Corp. 4,969,683
83,121 Toronto-Dominion Bank 5,007,761
27,937,130
Chile - 0.5%
115,000 Antofagasta PLC 2,005,051
China - 1.3%
3,632,000 Weichai Power Co., Ltd. 4,944,115
Colombia - 0.1%
13,700 Tecnoglass, Inc. 451,552
France - 7.4%
153,100 Cie Generale des Etablissements
Michelin SCA 4,705,415
54,107 IPSOS SA 2,490,690
88,976 Publicis Groupe SA 6,750,455
27,400 Teleperformance SE 3,458,857
77,200 TotalEnergies SE 5,085,724
49,853 Vinci SA 5,535,298
28,026,439
Germany - 5.7%
135,400 Daimler Truck Holding AG 4,698,237
189,548 Deutsche Telekom AG 3,981,540
277,076 flatexDEGIRO AG
(a)
2,430,219
24,000 Hannover Rueck SE 5,275,255
13,600 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 5,307,142
21,692,393
Ireland - 2.7%
1,036,300 Greencore Group PLC
(a)
959,671
33,900 Jazz Pharmaceuticals PLC
(a)
4,388,016
141,352 Smurfit Kappa Group PLC 4,716,466
10,064,153
Italy - 0.3%
4,371,673 TREVI - Finanziaria Industriale
SpA
(a)
1,328,811
Japan - 7.7%
355,100 Daicel Corp. 2,972,632
7,300 Daito Trust Construction Co., Ltd. 769,372
559,500 Honda Motor Co., Ltd. 6,297,370
119,000 ITOCHU Corp. 4,304,832
166,400 KDDI Corp. 5,096,446
Shares Security Description Value
Japan - 7.7% (continued)
283,700 Marubeni Corp. $ 4,427,117
62,500 Sony Group Corp. 5,119,111
28,986,880
Netherlands - 1.2%
153,000 Koninklijke Ahold Delhaize NV 4,613,374
Norway - 3.9%
244,996 DNB Bank ASA 4,938,101
329,537 SpareBank 1 SR-Bank ASA 3,780,080
158,654 Sparebanken Vest 1,563,305
116,600 Yara International ASA 4,418,017
14,699,503
Puerto Rico - 1.2%
69,600 Popular, Inc. 4,385,496
Russia - 0.0%
3,148,600 Alrosa PJSC
(a)(b)
326
Singapore - 1.2%
225,050 United Overseas Bank, Ltd. 4,691,972
South Korea - 6.2%
81,100 Kia Corp. 4,892,204
28,400 LG Electronics, Inc. 2,123,581
427,515 LG Uplus Corp. 3,282,241
104,584 Samsung Electronics Co., Ltd. 5,301,279
97,000 Shinhan Financial Group Co., Ltd. 2,559,063
61,400 SK Hynix, Inc. 5,219,045
23,377,413
Sweden - 2.0%
119,300 Duni AB, Class A 1,058,086
100,203 Loomis AB 2,701,905
240,300 SKF AB, Class B 4,006,265
7,766,256
Switzerland - 2.9%
26,144 Chubb, Ltd. 5,442,658
54,200 Novartis AG 5,558,261
11,000,919
United Kingdom - 6.7%
150,684 Bellway PLC 4,199,123
283,625 Inchcape PLC 2,624,796
15,513 Linde PLC 5,776,266
254,670 Mondi PLC 4,264,671
59,028 Next PLC 5,254,584
171,300 Nomad Foods, Ltd.
(a)
2,607,186
495,667 Taylor Wimpey PLC 709,387
25,436,013

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2023
2
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean
Shares Security Description Value
United States - 40.0%
40,551 AbbVie, Inc. $ 6,044,532
128,900 Allison Transmission Holdings, Inc. 7,612,834
35,000 Arrow Electronics, Inc.
(a)
4,383,400
110,500 Avnet, Inc. 5,324,995
76,400 Berry Global Group, Inc. 4,729,924
14,200 Cambridge Bancorp 884,518
45,800 Capital One Financial Corp. 4,444,890
210,524 Colony Bankcorp, Inc. 2,104,187
48,176 Crocs, Inc.
(a)
4,250,568
24,700 Cullen/Frost Bankers, Inc. 2,252,887
55,600 CVS Health Corp. 3,881,992
62,335 Dime Community Bancshares, Inc. 1,244,207
11,100 Elevance Health, Inc. 4,833,162
22,767 General Dynamics Corp. 5,030,824
68,100 Gilead Sciences, Inc. 5,103,414
49,800 Ingredion, Inc. 4,900,320
108,963 International Bancshares Corp. 4,722,456
33,400 JPMorgan Chase & Co. 4,843,668
25,800 M&T Bank Corp. 3,262,410
42,982 Marathon Petroleum Corp. 6,504,896
17,000 Microsoft Corp. 5,367,750
54,600 MKS Instruments, Inc. 4,725,084
57,176 NextEra Energy, Inc. 3,275,613
52,500 Northern Trust Corp. 3,647,700
227,722 NOV, Inc. 4,759,390
46,600 Premier Financial Corp. 794,996
110,858 Sally Beauty Holdings, Inc.
(a)
928,990
45,900 Science Applications International
Corp. 4,844,286
271,500 SLM Corp. 3,697,830
107,200 The Carlyle Group, Inc. 3,233,152
143,700 The Interpublic Group of Cos., Inc. 4,118,442
81,200 Tyson Foods, Inc., Class A 4,099,788
19,300 United Therapeutics Corp.
(a)
4,359,291
11,668 UnitedHealth Group, Inc. 5,882,889
120,438 Webster Financial Corp. 4,854,856
192,500 Williams Cos., Inc. 6,485,325
151,435,466
Total Common Stock (Cost $315,320,079) 372,843,262
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,311) $ 1.30 05/05/25 $ 10,520
Shares Security Description Value
Money Market Fund - 1.1%
4,097,802 Northern Institutional
Treasury Portfolio
Premier Shares, 5.20%
(c)
(Cost $4,097,802) 4,097,802
Investments, at value - 99.5% (Cost $320,419,192) $ 376,951,584
Other Assets & Liabilities, Net - 0.5% 1,811,959
Net Assets - 100.0% $ 378,763,543
PJSC Public Joint Stock Company
PLC Public Limited Company
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $326 or 0.0% of net assets.
(c) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of September 30, 2023.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2023
3
between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Canada $ 27,937,130 $ – $ – $ 27,937,130
Chile 2,005,051 – – 2,005,051
China 4,944,115 – – 4,944,115
Colombia 451,552 – – 451,552
France 28,026,439 – – 28,026,439
Germany 21,692,393 – – 21,692,393
Ireland 10,064,153 – – 10,064,153
Italy 1,328,811 – – 1,328,811
Japan 28,986,880 – – 28,986,880
Netherlands 4,613,374 – – 4,613,374
Norway 14,699,503 – – 14,699,503
Puerto Rico 4,385,496 – – 4,385,496
Russia – – 326 326
Singapore 4,691,972 – – 4,691,972
South Korea 23,377,413 – – 23,377,413
Sweden 7,766,256 – – 7,766,256
Switzerland 11,000,919 – – 11,000,919
United Kingdom 25,436,013 – – 25,436,013
United States 151,435,466 – – 151,435,466
Warrants 10,520 – – 10,520
Money Market Fund 4,097,802 – – 4,097,802
Investments at Value $ 376,951,258 $ – $ 326 $ 376,951,584
Common Stock
Balance as of 12/31/22 $ 427
Change in Unrealized Appreciation/(Depreciation) (101)
Balance as of 9/30/23
$ 326
Net change in unrealized depreciation from
investments held as of 9/30/23 $ (101)